SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On January 13, 2022, by resolution of the Board of Directors, the Company increased the authorized shares issuable under its 2016 Omnibus Equity Incentive Plan, as amended, from 1,000,000 to 8,000,000 shares.

On January 15, 2022, the Company modified the terms of the warrant issued to Checkmate Capital Group LLC under a modification agreement, to extend the term of such warrant until January 15, 2023, in return for an agreement for the holder to sign a six-month lock-up agreement in the instance that the Company completes an upcoming underwritten equity offering and lists its shares on NASDAQ.

On January 15, 2022, the Company issued one of its Directors 10,000 shares of common stock for services previously rendered to the Company.

On January 24, 2022, the Board approved a plan of compensation for independent directors, which provides: an annual retainer of $30,000; additional annual fees of $20,000, $15,000 and $10,000 for serving as Chair of the Audit Committee, Compensation Committee and Nominating & Governance Committee, respectively; and annual fees of $7,500, $5,000 and $3,500 for serving as members of the Audit Committee, Compensation Committee and Nominating & Governance Committee, respectively. Upon appointment to our Board, non-employee directors receive 6,250 stock options, exercisable for 10 years at a price equal to the closing price of our common stock on the date of appointment, and vesting 50% in 12 months and the balance in 24 months.

On January 25, 2022, the Company appointed Adriann Sax to the Board of Directors and issued her 6,250 stock options, exercisable at a price of $8.00, and vesting half on January 25, 2023, and the balance on January 25, 2024. The options are exercisable for ten years from issuance. Ms. Sax was appointed to the Audit Committee and Chair of the Nominating & Governance Committee.

On February 21, 2022, one of the Company’s independent directors was granted 25,000 stock options, exercisable at a price of $8.00, and vesting on December 31, 2022. The options are exercisable for ten years from issuance.

On February 22, 2022, the holder of the Company’s convertible debenture converted the $35,000 principal balance of that debt security into 5,469 shares of common stock at $6.40 per share. No convertible debentures remain outstanding.

On February 22, 2022, one of the Company’s key employees was granted 25,000 stock options, exercisable at a price of $8.00, and vesting in one-third increments over the following three years from grant. All options are exercisable for ten years from issuance.